Segments of Operations	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments of Operations
Segments of Operations

GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business markets traditional fixed and fixed-indexed annuities in the retail, financial institutions and education markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2016	2015	2014
Assets
Annuity	$33,607	$30,055	$27,218
Run-off life	755	773	794
Total assets	$34,362	$30,828	$28,012

	2016	2015	2014
Revenues
Annuity:
Net investment income	$1,355	$1,211	$1,120
Other income	104	100	94
Total annuity	1,459	1,311	1,214
Run-off life	49	45	48
Total revenues before realized gains (losses)	1,508	1,356	1,262
Realized gains (losses) on securities	(9)	(16)	35
Total revenues	$1,499	$1,340	$1,297

Earnings Before Income Taxes
Annuity	$371	$333	$318
Run-off life	5	2	(1)
Total earnings before realized gains (losses) and income taxes	376	335	317
Realized gains (losses) on securities	(9)	(16)	35
Total earnings before income taxes	$367	$319	$352